Contractual Obligations	3 Months Ended
Mar. 31, 2014
Leases [Abstract]
Contractual Obligations
Note 14 — Contractual Obligations

The Company leases office and manufacturing space under operating leases that expire on September 30, 2014. The Company’s total contractual payment obligations for operating leases as of March 31, 2014 total $33,510.